..                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               JAMES G. WHETZEL
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  JUNE 30, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2013


[LOGO OF USAA]
    USAA(R)

                                         [GRAPHIC OF USAA REAL RETURN FUND]

 =======================================================

         SEMIANNUAL REPORT
         USAA REAL RETURN FUND
         FUND SHARES o INSTITUTIONAL SHARES
         JUNE 30, 2013

 =======================================================

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

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PRESIDENT'S MESSAGE

"...[W]E BELIEVE THE MARKETS WILL FIND
A WAY TO MANAGE WITHOUT THE FED'S                  [PHOTO OF DANIEL S. McNAMARA]
QUANTITATIVE EASING PROGRAMS, AS THEY
HAVE FOR MOST OF THE LAST 100 YEARS."

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JULY 2013

The power of market psychology was on display during the reporting period as investors interpreted and then reinterpreted previously misinterpreted comments by Federal Reserve (the Fed) Chairman Ben Bernanke. At first, stocks and bonds sold off on the realization that the Fed had an optimistic view of future U.S. economic growth and expected it to accelerate during the second half of 2013. In other words, good news was bad news. Meanwhile, inflation pressures, which are very modest at the time of this writing, were expected to increase, setting the stage for the Fed to reduce -- or "taper" -- its quantitative easing measures. From this point of view, higher inflation, usually bad news for central bankers, was considered good news. (The term "quantitative easing" is generally used to reference programs in which the Fed uses newly created money to purchase financial assets.)

The markets generally reacted as though tapering was imminent. Bond yields rose (and prices, which move in the opposite direction, dropped) in anticipation of reduced Fed buying. The increase in yields sparked a sell-off across the global financial markets, including stocks, corporate bonds, emerging markets assets and precious metals. With more sellers than buyers, liquidity grew tight and smaller markets, such as emerging markets equities and emerging markets debt, suffered steeper declines than larger markets, such as U.S. equities.

The sell-off was remarkable because the Fed has always said it would not start unwinding its stimulus programs until it became clear that economic growth was self-sustaining. In addition, Bernanke said that the Fed could increase quantitative easing if the economy stalled or grew more slowly. Indeed, first-quarter gross domestic product growth was revised downward during the last week of the reporting period from 2.4% to 1.8%, suggesting that the Fed might not be tapering any time soon.

Although interest rates did increase during the reporting period, they remain exceptionally low by historical measures. In the years since the

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

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financial crisis, the 10-year U.S. Treasury yield has been near 2.5% more than once. At those times, if I recall, many observers considered that a low yield. When it reached the same level on June 21, 2013, it was perceived as high. In my opinion, investors have less to fear from rising interest rates than they do from an extended period of low rates, which some believe could result in a Japan-like deflationary economy. That said, higher interest rates do mean that bond investors are likely to see a decrease in their principal value, but they will also -- for the first time in a long time -- see an increase in the income they receive from their fixed-income investments.

Meanwhile, the June sell-off should serve as a reminder about the importance of an investment plan and the need to keep emotion out of the investment process. At USAA Asset Management Company, we believe every investor should hold a diversified portfolio that is directly tied to their goals, risk tolerance and time horizon. Diversification is important because different asset classes, such as stocks and bonds, move up and down at different rates and often at different times. If you think you may be over-allocated to fixed-income securities or equities, you may want to reassess your investment risk and rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. I encourage you to contact a USAA advisor with any questions or for assistance in updating your investment plan.

Whatever happens in the months ahead, you can be assured that our portfolio management team will continue working on your behalf. "Taper talk" is distracting and market reaction can be extreme but at USAA Asset Management Company, we recognize that the Fed's extraordinary monetary stimulus cannot go on forever. Also, we believe the markets will find a way to manage without the Fed's quantitative easing programs, as they have for most of the last 100 years.

From all of us here, thank you for your investment.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.
o Financial Planning Services Insurance Agency, Inc.o (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

    Portfolio of Investments                                                 13

    Notes to Portfolio of Investments                                        31

    Financial Statements                                                     35

    Notes to Financial Statements                                            38

EXPENSE EXAMPLE                                                              53

ADVISORY AGREEMENT                                                           55

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. ALL RIGHTS RESERVED.

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

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FUND OBJECTIVE

THE USAA REAL RETURN FUND (THE FUND) SEEKS A TOTAL RETURN THAT EXCEEDS THE RATE OF INFLATION OVER AN ECONOMIC CYCLE.

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TYPES OF INVESTMENTS

The Fund's principal investment strategy is to invest its assets principally in a portfolio of investments that the Adviser believes will have a total return that exceeds the rate of inflation over an economic cycle. In pursuing its investment objective, the Fund will allocate its assets under normal market conditions among the following asset categories: (1) inflation-linked securities, including U.S. Treasury inflation-protected securities (TIPS), non-U.S. dollar inflation-linked securities, and inflation-linked corporate and municipal securities; (2) fixed-income securities, including bank loans, floating-rate notes, short-duration bonds, investment-grade securities, high-yield bonds (also known as "junk" bonds), and non-U.S. dollar instruments, including foreign currencies; (3) equity securities, including real estate investment trusts (REITs) and exchange-traded funds (ETFs), including those that the adviser believes have a high correlation to measures of inflation; and (4) commodity-linked instruments, such as commodity ETFs, commodity-linked notes, and other investment companies that concentrate their investments in commodity-linked instruments and to a limited extent, certain types of derivative instruments. In allocating the Fund's assets, the adviser may invest all or a substantial portion of the Fund's assets in one or a limited number of these asset classes, In addition, the allocation of the Fund's assets among these classes may vary substantially from time to time.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

    JOHN P. TOOHEY, CFA                              MATTHEW FREUND, CFA
    JULIANNE BASS, CFA                               WASIF LATIF
    DAN DENBOW, CFA                                  STEPHAN KLAFFKE, CFA
    ARNOLD J. ESPE, CFA

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o  HOW DID THE USAA REAL RETURN FUND (THE FUND SHARES) PERFORM DURING THE FIRST
   HALF OF 2013?

   The Fund generated a total return of a total return of -3.42% the six-month period ended June 30, 2013, outpacing the -7.84% return of the Barclays U.S. Government Inflation-Linked Bond Index and 3.86 for the Lipper Flexible Portfolio Funds Index.

o  WHAT SPECIFIC ELEMENTS THE FUND'S POSITIONING HELPED AND HURT PERFORMANCE?

   After generating a positive return in 2012, the Fund lost ground in the first half of 2013. However, it's important to keep in mind that we structure the Fund's allocations based on our long-term outlook and not our expectations for short-term results.

   A prime example is our allocations to gold stocks and emerging market equities. The Fund's precious metals allocation produced a very poor return in the first half, as gold stocks lost ground amid an environment

   Refer to page 8 for benchmark definitions.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA REAL RETURN FUND

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   of gold price weakness, tame headline inflation, and a rising U.S. dollar.
   The Fund's emerging markets allocation also weighed on performance, as the MSCI Emerging Markets Index returned -9.57% and lagged the developed markets by a wide margin. While both asset classes underperformed in the short term, we believe they remain essential to longer-term portfolio diversification.

   Although these positions hurt performance in the short term, we see both as being important components of the portfolio on a longer-term basis. With respect to gold stocks, we believe the sector is one of the most attractively valued segments of the market, and also one that can benefit if inflation picks up. Similarly, we continue to like the emerging markets on the basis of their superior economic growth and attractive valuations. We are therefore maintaining our position in both market segments based on our long-term view, rather than attempting to react to short-term trends by making rapid portfolio shifts.

   The portion of the Fund invested in high-quality, large-cap, dividend-paying stocks posted a positive return and strong relative performance versus the broader U.S. equity market. We continue to focus on companies with the potential for long-term dividend growth, rather than simply buying the highest-yielding stocks. Not only have dividend growers outperformed over time, but it is also the market segment most likely to provide long-term inflation protection. This approach worked well during the reporting period, during which dividend-growth stocks posted positive returns.

   The Fund's real estate allocation, which provides roughly equal exposure to the domestic and foreign markets, finished with a modest, positive return. Although real estate investment trusts (REITs) were weak during the second calendar quarter, the downturn wasn't enough to offset their robust performance through the first three months of the year. We continue to believe REITs are attractive versus fixed-income securities, but we view the asset class as being somewhat expensive compared to the broader equity market.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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   Altogether, the Fund's fixed-income allocation finished with a modest gain and outpaced the return of the broader bond market. The Fund's investment-grade bond allocation delivered strong relative performance and made a positive contribution to the Fund's return thanks to our effective individual security selection, particularly among corporate bonds and commercial mortgage-backed securities. As the period progressed, we gradually shifted the bond segment of the portfolio to withstand an environment of rising bond yields and weaker total returns. We sought to achieve this through investments in select higher-yielding securities, which tend to be less interest-rate sensitive, and floating-rate bonds, which have yields that adjust upward with prevailing rates. We believe this approach will help protect some of the gains we have generated in the bond portfolio during the past year.

   The Fund also has an allocation to high-yield bonds, which performed relatively well due to their lower degree of interest rate risk and the continued demand for assets with attractive yields through the first calendar quarter. As was the case in the investment-grade allocation, the performance of our high-yield position was boosted by strong individual security selection. We are maintaining a defensive approach in this segment of the Fund, seeking to generate outperformance through credit research and security selection rather than taking on excess risk.

   The Fund's Treasury Inflation-Protection Securities (TIPS) segment finished the first half with negative total returns. The asset class was hit by the combination of rising yields for plain vanilla U.S. Treasuries and investors' reduced demand for inflation protection. We helped mitigate the impact of this sell-off through our underweight position in TIPS, which -- until just recently -- we haven't seen as offering an attractive value.

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4  | USAA REAL RETURN FUND

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o  DID YOU MAKE ANY CHANGES TO THE PORTFOLIO DURING THE PERIOD?

   The second calendar quarter was accompanied by elevated volatility across all areas of the financial markets, which provided us with the opportunity to adjust the Fund's weightings to capitalize on values as they emerged. For instance, we used the sell-off in TIPS to increase our weighting in the asset class. This move was based on our view that TIPS have begun to offer a more compelling value than they have in quite some time. We also used the downturn in the emerging markets to add to our long-term position in the segment. Commodities, as a group, were also hit hard in the second quarter on concerns about China's economy, dragging down the shares of mining and energy stocks. We saw this as a chance to add a position in resources companies, via ETFs, at what we believe are extremely attractive valuations. We funded these purchases by reducing the portfolio's weighting in investment- grade and high-yield bonds, where we see more muted upside in the years ahead.

o  WHAT IS YOUR OUTLOOK FOR SECOND HALF OF THE YEAR?

   An important aspect of our strategy is that we don't always position the Fund for rapidly rising prices. Through our ability to invest across a wide range of asset classes, we seek to tailor our allocations to the current backdrop. Currently, we are positioning the portfolio for an environment of modest inflation.

   We continue to think there is a strong potential for rising inflation on a longer-term basis, however. If growth picks up steam, we expect that the impact of central banks' money printing will begin to feed through into general price levels. Already, we're seeing certain trends that point to higher future inflation, such as rising wages in China, pockets of rising wage demand here in the United States, and higher prices for food and other everyday items. Once inflation begins to increase, we expect investor demand for assets that can generate positive real returns will rise in kind.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

   With this as the backdrop, we believe investors will do well by holding a fund that helps hedge the risk that their purchasing power could be eroded by rising prices over time. Even in this low-inflation environment, we believe our ability to adjust the Fund's weightings among numerous asset classes makes this fund a good choice for investors who are concerned about inflation.

   Thank you for your investment in the Fund.

   The Real Return Fund may be subject to stock market risk and is non-diversified which means that it may invest a greater percentage of its assets in a single issuer. Individual stocks will fluctuate in response to the activities of individual companies, general market, and economic conditions domestically and abroad. When redeemed or sold, may be worth more or less than the original cost. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. o As interest rates rise, existing bond prices fall. o Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market liquidity, political instability, and increased volatility. It may be more volatile than other asset classes that diversify across many industries and companies. o Investing in REITs has some of the same risks associated with the direct ownership of real estate. o Exchange-traded funds (ETFs) are subject to risks similar to those of stocks.

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6  | USAA REAL RETURN FUND

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INVESTMENT OVERVIEW

USAA REAL RETURN FUND SHARES (FUND SHARES) (Ticker Symbol: USRRX)

--------------------------------------------------------------------------------
                                               6/30/13               12/31/12
--------------------------------------------------------------------------------
Net Assets                                 $74.6 Million          $70.2 Million
Net Asset Value Per Share                      $10.04                  $10.52

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/13
--------------------------------------------------------------------------------
  12/31/2012-6/30/2013*             1 Year            Since Inception 10/18/10
         -3.42%                     2.82%                      3.78%

--------------------------------------------------------------------------------
                       EXPENSE RATIOS AS OF 12/31/12**
--------------------------------------------------------------------------------
Before Reimbursement     1.55%               After Reimbursement        0.89%

             (Includes acquired fund fees and expenses of 0.04%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, visit USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2013, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through May 1, 2014, to make payments or waive management, administration, and other fees so that the total expenses of the Fund Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.85% of the Fund Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after May 1, 2014. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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                                                       INVESTMENT OVERVIEW |   7

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                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                      LIPPER FLEXIBLE           USAA REAL           BARCLAYS U.S. GOVERNMENT
                   PORTFOLIO FUNDS INDEX    RETURN FUND SHARES    INFLATION-LINKED BOND INDEX
10/31/2010              $10,000.00              $10,000.00                $10,000.00
11/30/2010                9,992.25                9,960.00                  9,830.72
12/31/2010               10,387.10               10,088.37                  9,678.60
 1/31/2011               10,604.11               10,088.37                  9,697.37
 2/28/2011               10,818.21               10,239.25                  9,780.81
 3/31/2011               10,867.38               10,320.65                  9,879.83
 4/30/2011               11,175.63               10,563.72                 10,128.16
 5/31/2011               11,078.71               10,563.72                 10,159.30
 6/30/2011               10,917.36               10,469.70                 10,241.15
 7/31/2011               10,829.34               10,561.72                 10,641.99
 8/31/2011               10,355.37               10,367.46                 10,728.63
 9/30/2011                9,660.02                9,920.52                 10,703.48
10/31/2011               10,462.58               10,394.39                 10,902.70
11/30/2011               10,302.57               10,322.28                 10,986.94
12/31/2011               10,266.92               10,298.24                 10,990.94
 1/31/2012               10,740.12               10,654.07                 11,243.26
 2/29/2012               11,078.28               10,821.52                 11,206.13
 3/31/2012               11,180.57               10,801.35                 11,085.56
 4/30/2012               11,153.69               10,832.96                 11,309.94
 5/31/2012               10,559.85               10,580.05                 11,499.18
 6/30/2012               10,856.97               10,750.37                 11,435.30
 7/31/2012               10,990.29               10,899.09                 11,652.09
 8/31/2012               11,216.36               11,047.81                 11,618.55
 9/30/2012               11,459.53               11,279.95                 11,677.64
10/31/2012               11,380.46               11,333.46                 11,778.65
11/30/2012               11,480.15               11,312.05                 11,834.95
12/31/2012               11,636.70               11,444.92                 11,757.89
 1/31/2013               11,994.16               11,521.07                 11,678.84
 2/28/2013               12,006.41               11,466.68                 11,682.43
 3/31/2013               12,206.62               11,565.79                 11,715.57
 4/30/2013               12,375.16               11,653.32                 11,808.60
 5/31/2013               12,369.70               11,412.60                 11,293.96
 6/30/2013               12,085.46               11,053.03                 10,889.13

                                   [END CHART]

                         Data from 10/31/10 to 6/30/13.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Real Return Fund Shares to the following benchmarks:

o The unmanaged Lipper Flexible Portfolio Funds Index tracks the performance of the 30 largest funds within the Lipper Flexible Funds category. This category allocates its investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return.

o The Barclays U.S. Government Inflation-Linked Bond Index measures the performance of the U.S. Treasury Inflation Protected Securities (TIPS) market. The index includes TIPS with one or more years remaining maturity with total outstanding issue size of $500 million or more.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

*The performance of the Lipper Flexible Portfolio Funds Index and the Barclays U.S. Government Inflation-Linked Bond Index is calculated from the end of the month of October 31, 2010, while the Fund Shares inception date is October 18, 2010. There may be a slight variation of performance numbers because of this difference.

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8  | USAA REAL RETURN FUND

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USAA REAL RETURN FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES)
(Ticker Symbol: UIRRX)

--------------------------------------------------------------------------------
                                               6/30/13               12/31/12
--------------------------------------------------------------------------------
Net Assets                                 $276.3 Million         $228.8 Million
Net Asset Value Per Share                      $10.05                 $10.53

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/13
--------------------------------------------------------------------------------
  12/31/2012-6/30/2013*               1 Year         Since Inception 10/18/10
         -3.33%                         3.06%                 4.02%

--------------------------------------------------------------------------------
                          EXPENSE RATIOS AS OF 12/31/12**
--------------------------------------------------------------------------------
  Before Reimbursement     0.85%              After Reimbursement        0.69%

               (Includes acquired fund fees and expenses of 0.04%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, visit USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2013, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through May 1, 2014, to make payments or waive management, administration, and other fees so that the total expenses of the Institutional Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.65% of the Institutional Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after May 1, 2014. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

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                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  LIPPER FLEXIBLE           USAA REAL RETURN           BARCLAYS U.S. GOVERNMENT
               PORTFOLIO FUNDS INDEX    FUND INSTITUTIONAL SHARES    INFLATION-LINKED BOND INDEX
10/31/2010          $10,000.00                 $10,000.00                    $10,000.00
11/30/2010            9,992.25                   9,970.00                      9,830.72
12/31/2010           10,387.10                  10,091.00                      9,678.60
 1/31/2011           10,604.11                  10,091.00                      9,697.37
 2/28/2011           10,818.21                  10,241.91                      9,780.81
 3/31/2011           10,867.38                  10,327.65                      9,879.83
 4/30/2011           11,175.63                  10,581.02                     10,128.16
 5/31/2011           11,078.71                  10,581.02                     10,159.30
 6/30/2011           10,917.36                  10,481.44                     10,241.15
 7/31/2011           10,829.34                  10,583.80                     10,641.99
 8/31/2011           10,355.37                  10,389.32                     10,728.63
 9/30/2011            9,660.02                   9,946.91                     10,703.48
10/31/2011           10,462.58                  10,421.56                     10,902.70
11/30/2011           10,302.57                  10,349.33                     10,986.94
12/31/2011           10,266.92                  10,330.72                     10,990.94
 1/31/2012           10,740.12                  10,687.31                     11,243.26
 2/29/2012           11,078.28                  10,855.12                     11,206.13
 3/31/2012           11,180.57                  10,839.63                     11,085.56
 4/30/2012           11,153.69                  10,871.32                     11,309.94
 5/31/2012           10,559.85                  10,617.76                     11,499.18
 6/30/2012           10,856.97                  10,793.65                     11,435.30
 7/31/2012           10,990.29                  10,942.82                     11,652.09
 8/31/2012           11,216.36                  11,091.99                     11,618.55
 9/30/2012           11,459.53                  11,319.44                     11,677.64
10/31/2012           11,380.46                  11,383.88                     11,778.65
11/30/2012           11,480.15                  11,373.14                     11,834.95
12/31/2012           11,636.70                  11,506.28                     11,757.89
 1/31/2013           11,994.16                  11,582.77                     11,678.84
 2/28/2013           12,006.41                  11,528.14                     11,682.43
 3/31/2013           12,206.62                  11,632.76                     11,715.57
 4/30/2013           12,375.16                  11,720.72                     11,808.60
 5/31/2013           12,369.70                  11,478.82                     11,293.96
 6/30/2013           12,085.46                  11,123.54                     10,889.13

                                   [END CHART]

                         Data from 10/31/10 to 6/30/13.*

                         See page 8 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Real Return Fund Institutional Shares to the benchmark.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

*The performance of the Lipper Flexible Portfolio Funds Index and the Barclays U.S. Government Inflation-Linked Bond Index is calculated from the end of the month, October 31, 2010, while the Institutional Shares' inception date is October 18, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

10  | USAA REAL RETURN FUND

================================================================================

                             o TOP 10 EQUITY HOLDINGS* o
                                  AS OF 6/30/13
                                (% of Net Assets)

SPDR Dow Jones International Real Estate ETF** ...........................  3.9%
iShares Core MSCI Emerging Markets ETF** .................................  3.2%
WisdomTree Emerging Markets Local Debt Fund** ............................  3.1%
iShares Barclays TIPS Bond Fund** ........................................  3.1%
SPDR Gold Trust ..........................................................  2.4%
iShares Gold Trust .......................................................  2.1%
Vanguard FTSE Emerging Markets ETF** .....................................  2.0%
PowerShares DB Oil Fund** ................................................  2.0%
iShares Global Timber & Forestry ETF** ...................................  1.0%
SPDR S&P Global Natural Resources ETF** ..................................  1.0%

 * Excludes Money Market Instruments

** The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                            o TOP 10 BOND HOLDINGS* o
                                  AS OF 6/30/13
                                (% of Net Assets)

U.S. Treasury Inflation-Indexed Notes 1.25%, 7/15/2020 .................... 2.6%
U.S. Treasury Inflation-Indexed Notes 2.50%, 1/15/2029 .................... 2.3%
U.S. Treasury Inflation-Indexed Notes 0.13%, 1/15/2023 .................... 1.4%
Canadian Government ....................................................... 1.3%
QBE Capital Funding III Ltd. .............................................. 0.6%
Hutchison Whampoa International Ltd. ...................................... 0.6%
TransCanada Pipelines Ltd. ................................................ 0.6%
Bear Stearns Commercial Mortgage Securities, Inc. ......................... 0.6%
Lincoln National Corp. .................................................... 0.6%
Puget Sound Energy, Inc. .................................................. 0.6%

                             o TOP 10 INDUSTRIES* o
                                  AS OF 6/30/13
                                (% of Net Assets)

Gold ...................................................................... 7.3%
U.S. Government ........................................................... 7.0%
REITs - Diversified ....................................................... 3.9%
Oil & Gas Exploration & Production ........................................ 3.3%
Diversified Banks ......................................................... 3.3%
Oil & Gas Storage & Transportation ........................................ 3.2%
Asset-Backed Financing .................................................... 3.1%
Foreign Government Obligations ............................................ 2.9%
Other Diversified Financial Services ...................................... 2.4%
Commercial Mortgage-Backed Securities ..................................... 2.3%

* Excludes Money Market Instruments

You will find a complete list of securities that the Fund owns on pages 13-30.

================================================================================

12  | USAA REAL RETURN FUND

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2013 (unaudited)

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              U.S. EQUITY SECURITIES (13.3%)

              COMMON STOCKS (9.9%)

              CONSUMER DISCRETIONARY (0.5%)
              -----------------------------
              ADVERTISING (0.1%)
     7,700    Omnicom Group, Inc.                                                              $    484
                                                                                               --------

              DEPARTMENT STORES (0.1%)
     8,000    Kohl's Corp.                                                                          404
                                                                                               --------
              HOME IMPROVEMENT RETAIL (0.1%)
    11,600    Lowe's Companies, Inc.                                                                475
                                                                                               --------
              SPECIALIZED CONSUMER SERVICES (0.2%)
    17,600    H&R Block, Inc.                                                                       488
                                                                                               --------
              Total Consumer Discretionary                                                        1,851
                                                                                               --------
              CONSUMER STAPLES (0.9%)
              -----------------------
              DRUG RETAIL (0.2%)
    15,100    Walgreen Co.                                                                          667
                                                                                               --------
              FOOD DISTRIBUTORS (0.1%)
    12,300    Sysco Corp.                                                                           420
                                                                                               --------
              HOUSEHOLD PRODUCTS (0.1%)
     6,238    Procter & Gamble Co.                                                                  480
                                                                                               --------
              HYPERMARKETS & SUPER CENTERS (0.2%)
     6,500    Wal-Mart Stores, Inc.                                                                 484
                                                                                               --------
              SOFT DRINKS (0.1%)
     4,885    PepsiCo, Inc.                                                                         400
                                                                                               --------
              TOBACCO (0.2%)
     6,149    Philip Morris International, Inc.                                                     533
                                                                                               --------
              Total Consumer Staples                                                              2,984
                                                                                               --------
              ENERGY (0.9%)
              --------------
              INTEGRATED OIL & GAS (0.6%)
    10,702    Chevron Corp.                                                                       1,267
    11,850    Occidental Petroleum Corp.                                                          1,057
                                                                                               --------
                                                                                                  2,324
                                                                                               --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              OIL & GAS EXPLORATION & PRODUCTION (0.3%)
     9,100    ConocoPhillips                                                                   $    551
    12,700    Marathon Oil Corp.                                                                    439
                                                                                               --------
                                                                                                    990
                                                                                               --------
              Total Energy                                                                        3,314
                                                                                               --------
              FINANCIALS (1.9%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
     2,400    BlackRock, Inc.                                                                       616
     7,200    State Street Corp.                                                                    470
                                                                                               --------
                                                                                                  1,086
                                                                                               --------
              CONSUMER FINANCE (0.1%)
     8,100    Capital One Financial Corp.                                                           509
                                                                                               --------
              DIVERSIFIED BANKS (0.3%)
    25,876    Wells Fargo & Co.                                                                   1,068
                                                                                               --------
              LIFE & HEALTH INSURANCE (0.3%)
    22,155    MetLife, Inc.                                                                       1,014
                                                                                               --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
    23,419    JPMorgan Chase & Co.                                                                1,236
                                                                                               --------
              REGIONAL BANKS (0.4%)
    22,510    BB&T Corp.                                                                            763
     7,300    PNC Financial Services Group, Inc.                                                    532
                                                                                               --------
                                                                                                  1,295
                                                                                               --------
              THRIFTS & MORTGAGE FINANCE (0.1%)
    30,225    People's United Financial, Inc.                                                       450
                                                                                               --------
              Total Financials                                                                    6,658
                                                                                               --------
              HEALTH CARE (1.4%)
              ------------------
              HEALTH CARE EQUIPMENT (0.1%)
     8,498    Medtronic, Inc.                                                                       437
                                                                                               --------
              PHARMACEUTICALS (1.3%)
    27,930    AbbVie, Inc.                                                                        1,155
    14,398    Johnson & Johnson                                                                   1,236
    20,960    Merck & Co., Inc.                                                                     974
    41,500    Pfizer, Inc.                                                                        1,162
                                                                                               --------
                                                                                                  4,527
                                                                                               --------
              Total Health Care                                                                   4,964
                                                                                               --------

================================================================================

14  | USAA REAL RETURN FUND

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              INDUSTRIALS (1.4%)
              ------------------
              AEROSPACE & DEFENSE (0.5%)
    11,900    Raytheon Co.                                                                     $    787
     8,360    United Technologies Corp.                                                             777
                                                                                               --------
                                                                                                  1,564
                                                                                               --------
              AIR FREIGHT & LOGISTICS (0.2%)
     9,819    United Parcel Service, Inc. "B"                                                       849
                                                                                               --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
     4,000    Caterpillar, Inc.                                                                     330
                                                                                               --------
              ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    20,763    Republic Services, Inc.                                                               705
                                                                                               --------
              INDUSTRIAL CONGLOMERATES (0.3%)
    50,035    General Electric Co.                                                                1,160
                                                                                               --------
              INDUSTRIAL MACHINERY (0.1%)
     2,740    Stanley Black & Decker, Inc.                                                          212
                                                                                               --------
              Total Industrials                                                                   4,820
                                                                                               --------
              INFORMATION TECHNOLOGY (1.6%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (0.3%)
    49,310    Cisco Systems, Inc.                                                                 1,199
                                                                                               --------
              COMPUTER HARDWARE (0.4%)
       730    Apple, Inc.                                                                           289
    43,700    Hewlett-Packard Co.                                                                 1,084
                                                                                               --------
                                                                                                  1,373
                                                                                               --------
              SEMICONDUCTORS (0.5%)
    34,580    Intel Corp.                                                                           837
    25,800    Texas Instruments, Inc.                                                               900
                                                                                               --------
                                                                                                  1,737
                                                                                               --------
              SYSTEMS SOFTWARE (0.4%)
    40,880    Microsoft Corp.                                                                     1,411
                                                                                               --------
              Total Information Technology                                                        5,720
                                                                                               --------
              MATERIALS (0.4%)
              ----------------
              DIVERSIFIED CHEMICALS (0.1%)
     7,500    E.I. du Pont de Nemours & Co.                                                         394
                                                                                               --------
              DIVERSIFIED METALS & MINING (0.1%)
    12,200    Freeport-McMoRan Copper & Gold, Inc.                                                  337
                                                                                               --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              PAPER PACKAGING (0.1%)
     7,900    Bemis Co., Inc.                                                                  $    309
                                                                                               --------
              PAPER PRODUCTS (0.1%)
     8,150    International Paper Co.                                                               361
                                                                                               --------
              STEEL (0.0%)
     4,517    Steel Dynamics, Inc.                                                                   67
                                                                                               --------
              Total Materials                                                                     1,468
                                                                                               --------
              TELECOMMUNICATION SERVICES (0.4%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
    20,313    AT&T, Inc.                                                                            719
    15,600    CenturyLink, Inc.                                                                     552
                                                                                               --------
                                                                                                  1,271
                                                                                               --------
              Total Telecommunication Services                                                    1,271
                                                                                               --------
              UTILITIES (0.5%)
              ----------------
              ELECTRIC UTILITIES (0.2%)
     7,170    Southern Co.                                                                          316
     9,701    Xcel Energy, Inc.                                                                     275
                                                                                               --------
                                                                                                    591
                                                                                               --------
              GAS UTILITIES (0.1%)
    12,000    ONEOK, Inc.                                                                           496
                                                                                               --------
              MULTI-UTILITIES (0.2%)
    19,300    CenterPoint Energy, Inc.                                                              453
    13,300    CMS Energy Corp.                                                                      362
                                                                                               --------
                                                                                                    815
                                                                                               --------
              Total Utilities                                                                     1,902
                                                                                               --------
              Total Common Stocks (cost: $29,847)                                                34,952
                                                                                               --------

              PREFERRED STOCKS (0.3%)

              ENERGY (0.3%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.3%)
     1,000    Chesapeake Energy Corp., 5.75%, perpetual(a) (cost: $987)                           1,036
                                                                                               --------

              FIXED-INCOME EXCHANGE-TRADED FUNDS (3.1%)
    96,000    iShares Barclays TIPS Bond Fund (cost: $10,898)                                    10,753
                                                                                               --------
              Total U.S. Equity Securities (cost: $41,732)                                       46,741
                                                                                               --------

================================================================================

16  | USAA REAL RETURN FUND

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              INTERNATIONAL EQUITY SECURITIES (17.9%)

              COMMON STOCKS (2.1%)

              CONSUMER DISCRETIONARY (0.1%)
              -----------------------------
              HOTELS, RESORTS & CRUISE LINES (0.1%)
    13,000    Carnival Corp.                                                                   $    446
                                                                                               --------
              CONSUMER STAPLES (0.2%)
              -----------------------
              PACKAGED FOODS & MEAT (0.2%)
    13,910    Unilever N.V.                                                                         547
                                                                                               --------
              ENERGY (0.5%)
              -------------
              INTEGRATED OIL & GAS (0.3%)
    14,783    Royal Dutch Shell plc ADR                                                             943
                                                                                               --------
              OIL & GAS DRILLING (0.2%)
    17,800    Transocean Ltd.                                                                       854
                                                                                               --------
              Total Energy                                                                        1,797
                                                                                               --------
              FINANCIALS (0.2%)
              -----------------
              DIVERSIFIED BANKS (0.2%)
    14,900    HSBC Holdings plc ADR                                                                 773
                                                                                               --------
              HEALTH CARE (0.2%)
              ------------------
              PHARMACEUTICALS (0.2%)
    11,460    Novartis AG ADR                                                                       810
                                                                                               --------
              INDUSTRIALS (0.3%)
              ------------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
    15,021    Eaton Corp. plc                                                                       989
                                                                                               --------
              MATERIALS (0.1%)
              ------------------
              DIVERSIFIED METALS & MINING (0.1%)
     8,000    Rio Tinto plc ADR                                                                     329
                                                                                               --------
              TELECOMMUNICATION SERVICES (0.5%)
              ------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.5%)
    13,471    Rogers Communications, Inc. "B"                                                       528
    37,765    Vodafone Group plc ADR                                                              1,085
                                                                                               --------
                                                                                                  1,613
                                                                                               --------
              Total Telecommunication Services                                                    1,613
                                                                                               --------
              Total Common Stocks (cost: $7,207)                                                  7,304
                                                                                               --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              EXCHANGE-TRADED FUNDS (12.7%)
    240,000   iShares Core MSCI Emerging Markets ETF                                           $ 11,055
     80,000   iShares Global Timber & Forestry ETF                                                3,626
     20,000   iShares MSCI Brazil Capped Index Fund                                                 877
    100,000   iShares MSCI Global Agriculture Producers ETF                                       2,607
     90,500   iShares MSCI Indonesia ETF                                                          2,821
     60,000   iShares MSCI Malaysia Index Fund                                                      933
     19,000   iShares MSCI Philippines Investable Market Index Fund                                 666
     38,000   iShares MSCI Russia Capped Index Fund                                                 730
     20,000   iShares MSCI South Korea Capped Index Fund                                          1,064
     75,000   iShares MSCI Taiwan Index Fund                                                        998
     12,000   iShares MSCI Thailand Capped Investable Market Index Fund                             941
     13,000   iShares MSCI Turkey Investable Market Index Fund                                      769
     80,000   SPDR S&P Global Natural Resources ETF                                               3,599
    184,000   Vanguard FTSE Emerging Markets ETF                                                  7,136
     40,000   WisdomTree Emerging Markets Equity Income Index ETF                                 1,929
     35,000   WisdomTree Emerging Markets SmallCap Dividend Fund                                  1,611
    190,000   WisdomTree India Earnings Fund                                                      3,070
                                                                                               --------
              Total Exchange-Traded Funds (cost: $47,900)                                        44,432
                                                                                               --------

              FIXED-INCOME EXCHANGE-TRADED FUNDS (3.1%)
    230,000   WisdomTree Emerging Markets Local Debt Fund (cost: $12,176)                        11,049
                                                                                               --------
              Total International Equity Securities (cost: $67,283)                              62,785
                                                                                               --------

              PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (10.3%)

              GOLD (3.0%)
              AFRICAN GOLD COMPANIES (0.4%)
     18,500   AngloGold Ashanti Ltd. ADR                                                            265
     90,000   Gold Fields Ltd. ADR                                                                  472
    160,000   Harmony Gold Mining Co. Ltd. ADR                                                      610
      7,500   Sibanye Gold Ltd. ADR                                                                  22
                                                                                               --------
                                                                                                  1,369
                                                                                               --------
              AUSTRALIAN GOLD COMPANIES (0.2%)
     77,800   Newcrest Mining Ltd.(b)                                                               727
                                                                                               --------
              EUROPEAN GOLD COMPANIES (0.2%)
     11,500   Randgold Resources Ltd. ADR                                                           737
                                                                                               --------
              NORTH AMERICAN GOLD COMPANIES (2.1%)
     15,000   Agnico-Eagle Mines Ltd.                                                               413
     15,000   Alamos Gold, Inc.                                                                     182
     64,000   Allied Nevada Gold Corp.*                                                             415
     55,000   AuRico Gold, Inc.                                                                     240

================================================================================

18  | USAA REAL RETURN FUND

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
    304,600   B2Gold Corp.*                                                                    $    649
     11,200   Barrick Gold Corp.                                                                    176
    105,000   Centerra Gold, Inc.                                                                   331
    104,700   Dundee Precious Metals, Inc.*                                                         428
    114,000   Eldorado Gold Corp.                                                                   704
     32,200   Goldcorp, Inc.                                                                        796
    130,000   IAMGOLD Corp.                                                                         563
     46,000   Kinross Gold Corp.                                                                    235
     12,300   Newmont Mining Corp.                                                                  368
    222,000   Osisko Mining Corp.*                                                                  735
     11,400   Royal Gold, Inc.                                                                      480
    350,000   Semafo, Inc.                                                                          516
     39,000   Yamana Gold, Inc.                                                                     371
                                                                                               --------
                                                                                                  7,602
                                                                                               --------
              SOUTH AMERICAN GOLD COMPANIES (0.1%)
     13,000   Compania de Minas Buenaventura S.A. ADR                                               192
                                                                                               --------
              Total Gold (cost: $19,840)                                                         10,627
                                                                                               --------
              PLATINUM GROUP METALS (0.1%)
     26,000   Impala Platinum Holdings Ltd. (cost $649)                                             245
                                                                                               --------
              SILVER (0.2%)
     61,000   Pan American Silver Corp. (cost $1,190)                                               710
                                                                                               --------
              EXCHANGE-TRADED FUNDS (7.0%)
     16,000   ETFS Physical Palladium Shares*                                                     1,034
      8,000   ETFS Platinum Trust*                                                                1,049
    600,000   iShares Gold Trust*                                                                 7,194
    275,000   PowerShares DB Oil Fund*                                                            7,128
     70,000   SPDR Gold Trust*                                                                    8,341
                                                                                               --------
              Total Exchange-Traded Funds (cost: $26,822)                                        24,746
                                                                                               --------
              Total Precious Metals and Commodity - Related Securities (cost: $48,501)           36,328
                                                                                               --------

              GLOBAL REAL ESTATE EQUITY SECURITIES (6.9%)

              COMMON STOCKS (3.0%)

              REITS - INDUSTRIAL (0.2%)
     19,300   ProLogis, Inc.                                                                        728
                                                                                               --------
              REITS - OFFICE (0.5%)
      7,200   Boston Properties, Inc.                                                               759
      9,700   SL Green Realty Corp.                                                                 856
                                                                                               --------
                                                                                                  1,615
                                                                                               --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              REITS - RESIDENTIAL (0.9%)
     16,600   American Campus Communities, Inc.                                                $    675
      5,750   AvalonBay Communities, Inc.                                                           776
     11,000   Equity LifeStyle Properties, Inc.                                                     864
     13,600   Equity Residential                                                                    790
                                                                                               --------
                                                                                                  3,105
                                                                                               --------
              REITS - RETAIL (0.6%)
     15,700   Regency Centers Corp.                                                                 798
      4,800   Simon Property Group, Inc.                                                            758
      9,600   Taubman Centers, Inc.                                                                 721
                                                                                               --------
                                                                                                  2,277
                                                                                               --------
              REITS - SPECIALIZED (0.8%)
     10,020   American Tower Corp.                                                                  733
     11,500   Extra Space Storage, Inc.                                                             482
     12,400   Health Care REIT, Inc.                                                                831
     45,800   Host Hotels & Resorts, Inc.                                                           773
                                                                                               --------
                                                                                                  2,819
                                                                                               --------
              Total Common Stocks (cost: $9,874)                                                 10,544
                                                                                               --------

              EXCHANGE-TRADED FUNDS (3.9%)
    340,000   SPDR Dow Jones International Real Estate ETF (cost: $13,818)                       13,566
                                                                                               --------
              Total Global Real Estate Equity Securities (cost: $23,692)                         24,110
                                                                                               --------

-------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                            COUPON
(000)       SECURITY                                               RATE         MATURITY
-------------------------------------------------------------------------------------------------------
            BONDS (46.9%)

            CORPORATE OBLIGATIONS (19.1%)

            CONSUMER DISCRETIONARY (0.6%)
            -----------------------------
            APPAREL RETAIL (0.3%)
$    1,000  L Brands, Inc.                                         6.95%         3/01/2033        1,000
                                                                                               --------
            SPECIALTY STORES (0.3%)
       993  Harbor Freight Tools(c)                                6.50         11/14/2017        1,000
                                                                                               --------
            Total Consumer Discretionary                                                          2,000
                                                                                               --------
            CONSUMER STAPLES (0.3%)
            -----------------------
            SOFT DRINKS (0.3%)
     1,000  Coca-Cola Co.                                          0.22(d)       3/14/2014        1,000
                                                                                               --------

================================================================================

20  | USAA REAL RETURN FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)       SECURITY                                               RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------
            ENERGY (3.6%)
            -------------
            OIL & GAS EQUIPMENT & SERVICES (0.3%)
$    1,000  Exterran Partners Exploration(a)                       6.00%         4/01/2021     $    990
                                                                                               --------
            OIL & GAS EXPLORATION & PRODUCTION (0.7%)
       500  Berry Petroleum Co.                                    6.75         11/01/2020          520
     1,000  QEP Resources, Inc.                                    6.80          3/01/2020        1,110
     1,000  Samson Investment Co.(c)                               6.00          9/25/2018        1,000
                                                                                               --------
                                                                                                  2,630
                                                                                               --------
            OIL & GAS REFINING & MARKETING (0.1%)
       500  Tesoro Corp.(c)                                        2.52          1/29/2016          501
                                                                                               --------
            OIL & GAS STORAGE & TRANSPORTATION (2.5%)
     1,000  Enbridge Energy Partners, LP                           8.05         10/01/2037        1,138
     1,000  Energy Transfer Partners, LP                           3.29         11/01/2066          905
     1,000  Enterprise Products Operating, LP                      7.00          6/01/2067        1,063
     1,000  Genesis Energy, LP(a)                                  5.75          2/15/2021          980
       325  Markwest Energy Partners Finance Corp.                 6.25          6/15/2022          336
       875  Martin Midstream Partners, LP                          8.88          4/01/2018          925
       954  NGPL PipeCo, LLC(c)                                    6.75          9/15/2017          950
     1,000  NGPL PipeCo, LLC(a)                                    9.63          6/01/2019        1,040
     1,310  Targa Resources Partners, LP(a)                        6.88          2/01/2021        1,399
                                                                                               --------
                                                                                                  8,736
                                                                                               --------
            Total Energy                                                                         12,857
                                                                                               --------
            FINANCIALS (8.5%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (1.3%)
     1,000  Bank of New York Mellon                                0.55(d)       1/31/2014        1,002
       890  NTC Capital I                                          0.80(d)       1/15/2027          745
     2,010  State Street Capital Trust IV                          1.27(d)       6/15/2037        1,640
       963  Walter Investment Management Corp.(c)                  5.75         11/28/2017          967
                                                                                               --------
                                                                                                  4,354
                                                                                               --------
            CONSUMER FINANCE (0.9%)
     1,000  American Express Co.                                   6.80          9/01/2066        1,071
     1,000  American Express Credit Corp.                          1.12(d)       6/24/2014        1,006
     1,000  John Deere Capital Corp.                               0.49(d)       3/03/2014        1,002
                                                                                               --------
                                                                                                  3,079
                                                                                               --------
            LIFE & HEALTH INSURANCE (1.5%)
     2,000  Lincoln National Corp.                                 7.00          5/17/2066        2,005
     1,000  New York Life Global Funding(a)                        0.54(d)       4/04/2014        1,002
     1,000  Principal Financial Global Fund, LLC                   0.80(d)       1/10/2031          783
     1,500  StanCorp Financial Group, Inc.                         6.90          6/01/2067        1,534
                                                                                               --------
                                                                                                  5,324
                                                                                               --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)       SECURITY                                               RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------
            MULTI-LINE INSURANCE (1.2%)
$    1,000  Genworth Holdings, Inc.                                6.15%        11/15/2066     $    871
     2,000  Glen Meadow Pass-Through Trust(a)                      6.51          2/12/2067        1,900
     1,500  Nationwide Mutual Insurance Co.(a)                     5.81         12/15/2024        1,526
                                                                                               --------
                                                                                                  4,297
                                                                                               --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.3%)
        40  Citigroup Capital XIII                                 7.88         10/30/2040        1,120
     1,000  General Electric Capital Corp.                         0.91(d)       4/07/2014        1,005
     1,000  General Electric Capital Corp.                         6.38         11/15/2067        1,042
     2,000  JPMorgan Chase Capital XXI                             1.22(d)       2/02/2037        1,530
                                                                                               --------
                                                                                                  4,697
                                                                                               --------
            PROPERTY & CASUALTY INSURANCE (0.7%)
     1,000  Chubb Corp.                                            6.38          3/29/2067        1,075
       500  HSB Group, Inc.                                        1.19(d)       7/15/2027          404
     1,000  Progressive Corp.                                      6.70          6/15/2037        1,087
                                                                                               --------
                                                                                                  2,566
                                                                                               --------
             REGIONAL BANKS (1.6%)
     1,000   BB&T Corp.                                            0.98(d)       4/28/2014        1,004
     1,000   CoBank ACB(a)                                         0.87(d)       6/15/2022          907
     1,000   Fifth Third Capital Trust IV                          6.50          4/15/2037        1,000
     1,000   First Maryland Capital Trust I                        1.28(d)       1/15/2027          885
     2,000   KeyCorp Capital I                                     1.02(d)       7/01/2028        1,630
                                                                                               --------
                                                                                                  5,426
                                                                                               --------
            Total Financials                                                                     29,743
                                                                                               --------
            HEALTH CARE (0.7%)
            ------------------
            HEALTH CARE FACILITIES (0.7%)
     1,000  Community Health Systems, Inc.                         7.13          7/15/2020        1,031
     1,500  HCA Holdings, Inc.                                     6.25          2/15/2021        1,534
                                                                                               --------
                                                                                                  2,565
                                                                                               --------
            Total Health Care                                                                     2,565
                                                                                               --------
            INDUSTRIALS (0.8%)
            ------------------
            AEROSPACE & DEFENSE (0.5%)
     1,000  Textron Financial Corp.(a)                             6.00          2/15/2067          880
     1,000  United Technologies Corp.                              0.54(d)      12/02/2013        1,001
                                                                                               --------
                                                                                                  1,881
                                                                                               --------
            TRADING COMPANIES & DISTRIBUTORS (0.3%)
     1,000  ILFC E-Capital Trust I(a)                              4.96(d)      12/21/2065          860
                                                                                               --------
            Total Industrials                                                                     2,741
                                                                                               --------

================================================================================

22  | USAA REAL RETURN FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)       SECURITY                                               RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY (0.6%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
$   1,000   SunGard Data Systems, Inc.                             7.38%        11/15/2018     $  1,060
                                                                                               --------
            OFFICE ELECTRONICS (0.3%)
    1,000   Xerox Corp.                                            1.09(d)       5/16/2014        1,000
                                                                                               --------
            Total Information Technology                                                          2,060
                                                                                               --------
            TELECOMMUNICATION SERVICES (0.7%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
    1,000   Frontier Communications Corp.                          7.88          1/15/2027          974
       40   Qwest Corp.                                            7.38          6/01/2051        1,058
                                                                                               --------
                                                                                                  2,032
                                                                                               --------
            WIRELESS TELECOMMUNICATION SERVICES (0.1%)
      500   SBA Telecommunications, Inc.(a)                        5.75          7/15/2020          503
                                                                                               --------
            Total Telecommunication Services                                                      2,535
                                                                                               --------
            UTILITIES (3.3%)
            ----------------
            ELECTRIC UTILITIES (0.7%)
    1,350   NextEra Energy Capital Holdings, Inc.                  6.65          6/15/2067        1,409
    1,000   PPL Capital Funding, Inc.                              6.70          3/30/2067        1,033
                                                                                               --------
                                                                                                  2,442
                                                                                               --------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS(1.2%)
    1,000   AES Corp.                                              7.38          7/01/2021        1,102
      978   Calpine Corp.(c)                                       4.00          4/02/2018          978
    1,000   Calpine Corp.(a)                                       7.50          2/15/2021        1,073
    1,000   NRG Energy, Inc.(a)                                    6.63          3/15/2023        1,005
                                                                                               --------
                                                                                                  4,158
                                                                                               --------
            MULTI-UTILITIES (1.4%)
    1,000   Dominion Resources, Inc.                               2.58(d)       9/30/2066          943
    1,000   Integrys Energy Group, Inc.                            6.11         12/01/2066        1,046
    1,900   Puget Sound Energy, Inc.                               6.97          6/01/2067        2,003
    1,000   Wisconsin Energy Corp.                                 6.25          5/15/2067        1,061
                                                                                               --------
                                                                                                  5,053
                                                                                               --------
            Total Utilities                                                                      11,653
                                                                                               --------
            Total Corporate Obligations (cost: $65,180)                                          67,154
                                                                                               --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)       SECURITY                                               RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------
            EURODOLLAR AND YANKEE OBLIGATIONS (8.5%)

            CONSUMER STAPLES (0.2%)
            -----------------------
            PACKAGED FOODS & MEAT (0.2%)
$      500  JBS S.A.                                               10.50%        8/04/2016     $    545
                                                                                               --------
            ENERGY (0.6%)
            -------------
            OIL & GAS STORAGE & TRANSPORTATION (0.6%)
     2,000  TransCanada Pipelines Ltd.                              6.35         5/15/2067        2,087
                                                                                               --------
            FINANCIALS (5.3%)
            -----------------
            CONSUMER FINANCE (0.3%)
     1,000  Daimler Finance N.A., LLC(a)                            1.06(d)      4/10/2014        1,004
                                                                                               --------
            DIVERSIFIED BANKS (2.1%)
     1,580  Barclays Bank plc                                       0.69(d)              -(e)       915
     1,000  Commonwealth Bank of Australia(a)                       1.00(d)      3/17/2014        1,005
     2,000  HSBC Bank plc                                           0.63(d)              -(e)     1,205
     1,000  National Australia Bank Ltd.(a)                         1.23(d)      7/25/2014        1,010
     1,000  Nordea Bank AB(a)                                       1.18(d)      1/14/2014        1,005
     1,000  Royal Bank of Scotland plc                              9.50         3/16/2022        1,108
     1,000  Westpac Banking Corp.(a)                                1.53(d)      1/30/2014        1,007
                                                                                               --------
                                                                                                  7,255
                                                                                               --------
            LIFE & HEALTH INSURANCE (0.3%)
     1,000  Great-West Life & Annuity Insurance Capital, LP(a)      7.15         5/16/2046        1,033
                                                                                               --------
            MULTI-LINE INSURANCE (0.3%)
     1,000  ZFS Finance USA Trust II(a)                             6.45        12/15/2065        1,077
                                                                                               --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
     1,000  KFW                                                     0.34(d)      3/13/2015        1,001
                                                                                               --------
            PROPERTY & CASUALTY INSURANCE (1.3%)
     1,000  Ironshore Holdings, Inc.(a)                             8.50         5/15/2020        1,118
     1,564  Oil Insurance Ltd.(a)                                   3.27(d)              -(e)     1,368
     2,000  QBE Capital Funding III Ltd.(a)                         7.25         5/24/2041        2,115
                                                                                               --------
                                                                                                  4,601
                                                                                               --------
            REINSURANCE (0.4%)
     1,500  Swiss Re Capital I, LP(a)                               6.85                  -(e)    1,556
                                                                                               --------
            SOVEREIGN DEBT (0.3%)
     1,000  Kommunalbanken A/S (NBGA)(a)                            0.38(d)     10/21/2013        1,000
                                                                                               --------
            Total Financials                                                                     18,527
                                                                                               --------

================================================================================

24  | USAA REAL RETURN FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)(h)    SECURITY                                               RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------
            HEALTH CARE (0.4%)
            ------------------
            PHARMACEUTICALS (0.4%)
$    1,500  Valeant Pharmaceuticals International, Inc.(a)         6.75%         8/15/2021     $  1,509
                                                                                               --------
            INDUSTRIALS (0.6%)
            ------------------
            INDUSTRIAL CONGLOMERATES (0.6%)
     2,000  Hutchison Whampoa International Ltd.(a)                6.00                  -(e)     2,090
                                                                                               --------
            INFORMATION TECHNOLOGY (0.3%)

            APPLICATION SOFTWARE (0.3%)
       993  Magic Newco, LLC(c)                                    7.25         12/12/2018        1,004
                                                                                               --------
            MATERIALS (1.1%)
            ----------------
            GOLD (0.3%)
     1,000  Eldorado Gold Corp.(a)                                 6.13         12/15/2020          970
                                                                                               --------
            PAPER PRODUCTS (0.4%)
     1,500  Mercer International, Inc.                             9.50         12/01/2017        1,613
                                                                                               --------
            STEEL (0.4%)
     1,300  ArcelorMittal                                          4.25          2/25/2015        1,311
                                                                                               --------
            Total Materials                                                                       3,894
                                                                                               --------
            Total Eurodollar and Yankee Obligations (cost: $28,590)                              29,656
                                                                                               --------

            FOREIGN CORPORATE BONDS (3.7%)

            CONSUMER DISCRETIONARY (0.3%)
            -----------------------------
            CABLE & SATELLITE (0.1%)
GBP    120  Comcast Corp.                                         5.50          11/23/2029          206
                                                                                               --------
            AUTOMOBILE MANUFACTURERS (0.2%)
GBP    300  Volkswagen Financial Services NV                      1.25          12/15/2016          449
EUR    360  Volkswagen International Finance NV                   3.50           2/02/2015          489
                                                                                               --------
                                                                                                    938
                                                                                               --------
            Total Consumer Discretionary                                                          1,144
                                                                                               --------
            ENERGY (0.2%)
            -------------
            INTEGRATED OIL & GAS (0.1%)
CAD    240  BP Capital Markets plc                                2.74           2/24/2017          230
GBP    130  BP Capital Markets plc                                4.33          12/10/2018          218
                                                                                               --------
                                                                                                    448
                                                                                               --------
            OIL & GAS STORAGE & TRANSPORTATION (0.1%)
CAD    230  Trans-Canada Pipelines                                3.65          11/15/2021          224
                                                                                               --------
                                                                                                    224
                                                                                               --------
            Total Energy                                                                            672
                                                                                               --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)(h)    SECURITY                                               RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------
            FINANCIALS (1.6%)
            -----------------
            DIVERSIFIED BANKS (0.7%)
CAD     250 Royal Bank of Canada                                   2.05%         1/13/2015     $    239
EUR     340 BNP Paribas                                            5.43          9/07/2017          494
CAD     240 Bank of Nova Scotia                                    3.04         10/18/2024          225
GBP     130 Barclays Bank plc                                      5.75          8/17/2021          228
GBP     140 Commonwealth Bank of Australia                         3.88         12/14/2015          227
EUR     350 Danske Bank A/S                                        3.88          5/18/2016          486
GBP     130 Lloyds TSB Bank plc                                    4.88          3/30/2027          215
EUR     360 Rabobank Nederland                                     3.75         11/09/2020          478
                                                                                               --------
                                                                                                  2,592
                                                                                               --------
            DIVERSIFIED CAPITAL MARKETS (0.3%)
EUR     350 Deutsche Bank AG                                       5.00          6/24/2020          497
CHF     450 Credit Suisse London                                   2.13          2/05/2015          489
                                                                                               --------
                                                                                                    986
                                                                                               --------
            INVESTMENT BANKING & BROKERAGE (0.2%)
EUR     360 Goldman Sachs Group, Inc.                              4.00          2/02/2015          490
                                                                                               --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
EUR     370 Bank of America Corp.                                  4.63          2/18/2014          494
EUR     350 ING Bank NV                                            3.88          5/24/2016          488
EUR     360 KFW                                                    1.88          3/20/2019          484
                                                                                               --------
                                                                                                  1,466
                                                                                               --------
            Total Financials                                                                      5,534
                                                                                               --------
            GOVERNMENT (0.6%)
            -----------------
EUR     350 European Financial Stability Facility                  2.63          5/02/2019          484
EUR     360 European Financial Stability Facility                  2.00          5/15/2017          486
EUR     700 European Union                                         2.75          9/21/2021          976
                                                                                               --------
            Total Government                                                                      1,946
                                                                                               --------
            HEALTH CARE (0.1%)
            ------------------
            PHARMACEUTICALS (0.1%)
EUR     350 Teva Pharmaceutical Finance IV B.V.                    2.88          4/15/2019          473
                                                                                               --------
            INDUSTRIALS (0.1%)
            ------------------
            INDUSTRIAL CONGLOMERATES (0.1%)
CAD     200 GE Capital Canada Funding Company                      5.73         10/22/2037          223
                                                                                               --------
            INFORMATION TECHNOLOGY (0.1%)
            -----------------------------
            IT CONSULTING & OTHER SERVICES (0.1%)
CAD     250 IBM Corp.                                              2.20          2/10/2017          238
                                                                                               --------

================================================================================

26  | USAA REAL RETURN FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)(h)    SECURITY                                               RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------
            MATERIALS (0.5%)
            ----------------
            DIVERSIFIED METALS & MINING (0.5%)
AUD     480 BHP Billiton Finance Ltd.                              3.75%        10/18/2017     $    429
EUR     350 BHP Billiton Finance Ltd.                              3.25          9/24/2027          459
CHF     500 Glencore Finance Europe                                2.63         12/03/2018          536
EUR     380 Xstrata Finance Dubai Ltd.                             1.50          5/19/2016          492
                                                                                               --------
                                                                                                  1,916
                                                                                               --------
            Total Materials                                                                       1,916
                                                                                               --------
            TELECOMMUNICATION SERVICES (0.2%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
EUR     360 Deutsche Telekom International Finance B.V.            4.00          1/19/2015          493
                                                                                               --------
            WIRELESS TELECOMMUNICATION SERVICES (0.1%)
GBP     150 Vodafone Group plc                                     4.63          9/08/2014          237
                                                                                               --------
            Total Telecommunication Services                                                        730
                                                                                               --------
            Total Foreign Corporate Bonds (cost: $13,247)                                        12,876
                                                                                               --------

            FOREIGN GOVERNMENT OBLIGATIONS (2.9%)

            GOVERNMENT (2.9%)
            -----------------
CAD   5,000 Canadian Government                                    1.00         11/01/2014        4,743
CAD     240 Financement-Quebec                                     2.40         12/01/2018          227
EUR     340 Government of France                                   3.25         10/25/2021          485
JPY  38,550 Japan                                                  2.20          6/22/2020          432
JPY  42,450 Japan                                                  0.80          6/20/2022          428
JPY  40,950 Japan                                                  1.30          3/20/2019          434
JPY  42,550 Japan                                                  1.30         12/20/2014          436
JPY 124,250 Japan                                                  1.60          6/20/2030        1,270
CAD     185 Province of British Columbia                           5.70          6/18/2029          219
CAD     245 Province of Ontario                                    2.85          6/02/2023          224
AUD     445 Queensland Treasury Corp.                              6.00          4/21/2016          438
EUR     340 Republic of Austria                                    3.15          6/20/2044          470
GBP     130 United Kingdom Treasury                                4.25          3/07/2036          225
GBP     130 United Kingdom Treasury                                3.75          9/07/2020          222
                                                                                               --------
            Total Government                                                                     10,253
                                                                                               --------
            Total Foreign Government Obligations (cost: $10,839)                                 10,253
                                                                                               --------

            FOREIGN MORTGAGE-BACKED SECURITIES (0.0%)

            FINANCIALS (0.0%)
            -----------------
SEK  1,050  Kommuninvest I Sverige AB                             2.75           8/12/2015          160
                                                                                               --------
            Total Foreign Mortgage-Backed Securities (cost: $167)                                   160
                                                                                               --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)       SECURITY                                               RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES (3.1%)

            FINANCIALS (3.1%)
            -----------------
            ASSET-BACKED FINANCING (3.1%)
$    1,925  Access Group, Inc.(a)                                  0.69%         2/25/2036     $  1,892
       558  Ari Fleet Lease Trust(a)                               0.74          3/15/2020          559
     1,000  Arran Residential Mortgages Funding plc(a)             1.72         11/19/2047        1,014
     1,000  Bank of America Credit Card Trust                      4.94          3/15/2016        1,013
     2,000  Educational Funding of the South                       0.93          4/25/2035        1,971
       615  Holmes Master Issuer plc(a)                            1.68         10/15/2054          619
     1,900  Nelnet Student Loan Trust(a)                           0.79          4/25/2028        1,876
     1,927  Trip Rail Master Funding, LLC(a)                       2.69          7/15/2041        1,981
                                                                                               --------
                                                                                                 10,925
                                                                                               --------
            Total Financials                                                                     10,925
                                                                                               --------
            Total Asset-Backed Securities (cost: $11,032)                                        10,925
                                                                                               --------

            COMMERCIAL MORTGAGE SECURITIES (2.3%)

            FINANCIALS (2.3%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (2.3%)
     2,000  Bear Stearns Commercial Mortgage Securities, Inc.      4.99          9/11/2042        2,042
     1,000  GE Capital Commercial Mortgage Corp.                   5.47          3/10/2044          993
     1,000  GS Mortgage Securities Corp. II                        5.83          8/10/2038          982
     1,000  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                    5.04         10/15/2042        1,014
     1,000  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                    5.57          4/15/2043        1,034
     1,000  Merrill Lynch Mortgage Trust                           5.14          7/12/2038        1,036
       500  Merrill Lynch Mortgage Trust                           5.87          5/12/2039          497
       400  Morgan Stanley Capital I, Inc.                         5.82          6/11/2042          418
                                                                                               --------
                                                                                                  8,016
                                                                                               --------
            Total Financials                                                                      8,016
                                                                                               --------
            Total Commercial Mortgage Securities (cost: $7,278)                                   8,016
                                                                                               --------

            U.S. TREASURY SECURITIES (7.0%)

            INFLATION-INDEXED NOTES (7.0%)
     5,037  0.13%, 1/15/2023                                                                      4,889
     1,099  1.25%, 4/15/2014                                                                      1,114
     8,530  1.25%, 7/15/2020                                                                      9,277
     6,499  2.50%, 1/15/2029                                                                      8,029
     1,122  2.63%, 7/15/2017                                                                      1,274
                                                                                               --------
            Total Inflation-Indexed Notes                                                        24,583
                                                                                               --------
            Total U.S. Treasury Securities (cost: $23,698)                                       24,583
                                                                                               --------

================================================================================

28  | USAA REAL RETURN FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)       SECURITY                                               RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS (0.3%)
            APPROPRIATED DEBT (0.3%)
$    1,000  Univ. of California                                    0.77%(d)      7/01/2041(f)  $  1,001
                                                                                               --------
            Total Municipal Bonds (cost: $1,000)                                                  1,001
                                                                                               --------
            Total Bonds (cost: $161,031)                                                        164,624
                                                                                               --------

            MONEY MARKET INSTRUMENTS (7.1%)

            VARIABLE-RATE DEMAND NOTES (0.3%)

            MUNICIPAL BONDS (0.3%)
            ----------------------
            AIRPORT/PORT (0.3%)
     1,000  Clark County (LOC - Landesbank Baden-Wurttemberg)      0.30          7/01/2029        1,000
                                                                                               --------
-------------------------------------------------------------------------------------------------------

NUMBER
OF SHARES
-------------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (6.8%)
23,893,554  State Street Institutional Liquid Reserve Fund, 0.09%(g)                             23,893
                                                                                               --------
            Total Money Market Instruments (cost: $24,893)                                       24,893
                                                                                               --------

            TOTAL INVESTMENTS (COST: $367,132)                                                 $359,481
                                                                                               ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-------------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------
                                         (LEVEL 1)         (LEVEL 2)       (LEVEL 3)
                                     QUOTED PRICES OTHER SIGNIFICANT     SIGNIFICANT
                                 IN ACTIVE MARKETS        OBSERVABLE    UNOBSERVABLE
ASSETS                        FOR IDENTICAL ASSETS            INPUTS          INPUTS        TOTAL
-------------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                           $ 34,952          $      -           $-        $ 34,952
  Preferred Stocks                               -             1,036            -           1,036
  Fixed-Income Exchange-Traded Funds        10,753                 -            -          10,753
International Equity Securities:
  Common Stocks                              7,304                 -            -           7,304
  Exchange-Traded Funds                     44,432                 -            -          44,432
  Fixed-Income Exchange-Traded Funds        11,049                 -            -          11,049
Precious Metals and Commodity-Related
  Securities:
  Gold                                       9,900               727            -          10,627
  Platinum Group Metals                        245                 -            -             245
  Silver                                       710                 -            -             710
  Exchange-Traded Funds                     24,746                 -            -          24,746
Global Real Estate Equity Securities:
  Common Stocks                             10,544                 -            -          10,544
  Exchange-Traded Funds                     13,566                 -            -          13,566
Bonds:
  Corporate Obligations                      1,058            66,096            -          67,154
  Eurodollar and Yankee Obligations              -            29,656            -          29,656
  Foreign Corporate Bonds                        -            12,876            -          12,876
  Foreign Government Obligations                 -            10,253            -          10,253
  Foreign Mortgage-Backed Securities             -               160            -             160
  Asset-Backed Securities                        -            10,925            -          10,925
  Commercial Mortgage Securities                 -             8,016            -           8,016
  U.S. Treasury Securities                  24,583                 -            -          24,583
  Municipal Bonds                                -             1,001            -           1,001
Money Market Instruments:
  Variable-Rate Demand Notes                     -             1,000            -           1,000
  Money Market Funds                        23,893                 -            -          23,893
-------------------------------------------------------------------------------------------------
Total                                     $217,735          $141,746           $-        $359,481
-------------------------------------------------------------------------------------------------

For the period of January 1, 2013, through June 30, 2013, common stock with a fair value of $525,000 was transferred from Level 2 to Level 1. Due to an assessment of events at the end of the prior reporting period, this security had adjustments to its foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

30      | USAA Real Return Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

 o   GENERAL NOTES

     Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

     The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 36.6% of net assets at June 30, 2013.

     The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o    CATEGORIES AND DEFINITIONS

     ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

     is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

     EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

     U.S. TREASURY INFLATION-INDEXED NOTES -- designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

o    PORTFOLIO ABBREVIATION(S)AND DESCRIPTION(S)

     ADR    American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in
            U.S. dollars.
     AUD    Australian dollars
     CAD    Canadian dollars
     CHF    Swiss Francs
     EUR    Euro dollars
     GBP    BritishPound Sterling
     JPY    Japanese Yen
     REIT   Real estate investment trust
     SEK    Swedish Krona

================================================================================

32    | USAA Real Return Fund

================================================================================

     CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and
     interest payments when due. The enhancement      may be provided by a high-
     quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

     (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

     (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement with the Norway Government.

o    SPECIFIC NOTES

     (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees (the Board), unless otherwise noted as illiquid.

     (b) Security was fair valued at June 30, 2013, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $727,000, which represented 0.21% of net assets of the fund.

     (c) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at June 30, 2013. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

     (d) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at June 30, 2013.

     (e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

     (f) Put bond -- provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

     (g) Rate represents the money market fund annualized seven-day yield at June 30, 2013.

     (h) In U.S. dollars unless otherwise noted.

      *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

34  | USAA REAL RETURN FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $367,132)         $359,481
  Cash                                                                        58
  Cash denominated in foreign currencies (identified cost of $35)             34
  Receivables:
      Capital shares sold                                                    382
      USAA Asset Management Company (Note 6C)                                176
      Dividends and interest                                               2,016
      Securities sold                                                          3
                                                                        --------
         Total assets                                                    362,150
                                                                        --------
LIABILITIES
  Payables:
      Securities purchased                                                10,918
      Capital shares redeemed                                                135
  Accrued management fees                                                    139
  Accrued transfer agent's fees                                               10
  Other accrued expenses and payables                                         37
                                                                        --------
         Total liabilities                                                11,239
                                                                        --------
             Net assets applicable to capital shares outstanding        $350,911
                                                                        ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                       $355,999
  Accumulated undistributed net investment income                            332
  Accumulated net realized gain on investments                             2,234
  Net unrealized depreciation of investments                              (7,651)
  Net unrealized depreciation of foreign currency translations                (3)
                                                                        --------
             Net assets applicable to capital shares outstanding        $350,911
                                                                        ========
  Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $74,634/7,432 shares outstanding)      $  10.04
                                                                        --------
      Institutional Shares (net assets of $276,277/27,492
         shares outstanding)                                            $  10.05
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
    Dividends (net of foreign taxes withheld of $21)                    $  1,959
    Interest                                                               3,518
                                                                        --------
               Total income                                                5,477
                                                                        --------
EXPENSES
    Management fees                                                          794
    Administration and servicing fees:
         Fund Shares                                                          56
         Institutional Shares                                                122
    Transfer agent's fees:
         Fund Shares                                                         245
         Institutional Shares                                                121
    Custody and accounting fees:
         Fund Shares                                                          19
         Institutional Shares                                                 57
    Postage:
         Fund Shares                                                           3
         Institutional Shares                                                  7
    Shareholder reporting fees:
         Fund Shares                                                           2
         Institutional Shares                                                  9
    Trustees' fees                                                             5
    Registration fees:
         Fund Shares                                                          17
         Institutional Shares                                                 25
    Professional fees                                                         40
    Other                                                                      5
                                                                        --------
               Total expenses                                              1,527
    Expenses reimbursed:
         Fund Shares                                                        (223)
         Institutional Shares                                               (198)
                                                                        --------
               Net expenses                                                1,106
                                                                        --------
NET INVESTMENT INCOME                                                      4,371
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
    Net realized gain (loss) on:
         Investments
         Unaffiliated transactions                                         1,493
         Affiliated transactions (Note 8)                                    454
         Foreign currency transactions                                        (2)
    Change in net unrealized appreciation/depreciation of:
         Investments                                                     (18,085)
         Foreign currency translations                                        (3)
                                                                        --------
               Net realized and unrealized loss                          (16,143)
                                                                        --------
    Decrease in net assets resulting from operations                    $(11,772)
                                                                        ========

See accompanying notes to financial statements.

================================================================================

36  | USAA REAL RETURN FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended June 30, 2013 (unaudited), and year ended
December 31, 2012

--------------------------------------------------------------------------------

                                                                    6/30/2013         12/31/2012
------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                             $  4,371           $  8,558
   Net realized gain on investments                                     1,947              2,404
   Net realized loss on foreign currency transactions                      (2)                (2)
   Change in net unrealized appreciation/depreciation of:
       Investments                                                    (18,085)            15,748
       Foreign currency translations                                       (3)                 -
                                                                     ---------------------------
       Increase (decrease) in net assets resulting from operations    (11,772)            26,708
                                                                     ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                                       (884)            (4,521)
       Institutional Shares                                            (3,306)            (3,935)
                                                                     ---------------------------
            Total distributions of net investment income               (4,190)            (8,456)
                                                                     ---------------------------
   Net realized gains:
       Fund Shares                                                          -               (570)
       Institutional Shares                                                 -             (1,859)
                                                                     ---------------------------
            Total distributions of net realized gains                       -             (2,429)
                                                                     ---------------------------
       Distributions to shareholders                                   (4,190)           (10,885)
                                                                     ---------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                          8,011           (109,701)
   Institutional Shares                                                59,893            178,436
                                                                     ---------------------------
            Total net increase in net assets from
                 capital share transactions                            67,904             68,735
                                                                     ---------------------------
   Capital contribution from USAA Transfer Agency Company                   -                  1
                                                                     ---------------------------
   Net increase in net assets                                          51,942             84,559
NET ASSETS
   Beginning of period                                                298,969            214,410
                                                                     ---------------------------
   End of period                                                     $350,911          $ 298,969
                                                                     ===========================
Accumulated undistributed net investment income:
   End of period                                                     $    332          $     151
                                                                     ===========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Real Return Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund's investment objective seeks a total return that exceeds the rate of inflation over an economic cycle.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

The Fund has two classes of shares: Real Return Fund Shares (Fund Shares) and Real Return Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive

================================================================================

38  | USAA REAL RETURN FUND

================================================================================

voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to

================================================================================

40  | USAA REAL RETURN FUND

================================================================================

    adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

    Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all preferred stocks, certain common stocks, and certain bonds, which are valued based on methods discussed in Note 1A5, and all variable-rate demand notes, which are valued at amortized cost.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

42  | USAA REAL RETURN FUND

================================================================================

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. Foreign currency translations -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

G. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian suspended the bank credit arrangement. For the six-month period ended June 30, 2013, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by less than $500.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that

================================================================================

44  | USAA REAL RETURN FUND

================================================================================

    contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2013, the Fund paid CAPCO facility fees of $1,000, which represents 0.5% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2013.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2013, in accordance with applicable tax law.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act) a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

For the six-month period ended June 30, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceeding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2013, were $160,720,000 and $78,509,000, respectively.

As of June 30, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2013, were $12,275,000 and $19,926,000, respectively, resulting in net unrealized depreciation of $7,651,000.

(5) CAPITAL SHARE TRANSACTIONS

At June 30, 2013, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

46  | USAA REAL RETURN FUND

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds. Capital share transactions for all classes were as follows, in thousands:

                                        SIX-MONTH PERIOD ENDED        YEAR ENDED
                                             6/30/2013                12/31/2012
--------------------------------------------------------------------------------------
                                       SHARES         AMOUNT     SHARES        AMOUNT
                                      ------------------------------------------------
   FUND SHARES:
   Shares sold                         1,540       $  16,251       5,174     $  53,412
   Shares issued from
    reinvested dividends                  85             871         491         5,057
   Shares redeemed                      (868)         (9,111)    (16,032)     (168,170)
                                      ------------------------------------------------
   Net increase (decrease) from
    capital share transactions           757       $   8,011     (10,367)    $(109,701)
                                      ================================================
   INSTITUTIONAL SHARES:
   Shares sold                         6,552       $  68,337      17,445     $ 183,083
   Shares issued from
    reinvested dividends                 324           3,306         555         5,794
   Shares redeemed                    (1,118)        (11,750)     (1,008)      (10,441)
                                      ------------------------------------------------
   Net increase from capital share
    transactions                       5,758       $  59,893      16,992     $ 178,436
                                      ================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2013, the Fund incurred management fees, paid or payable to the Manager, of $794,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares, and 0.10% of average net assets of the Institutional Shares.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

    For the six-month period ended June 30, 2013, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $56,000 and $122,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2013, the Fund reimbursed the Manager $5,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through May 1, 2014, to limit the annual expenses of the Fund Shares and the Institutional shares to 0.85% and 0.65%, respectively, of their average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund Shares and Institutional Shares for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through May 1, 2014, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended June 30, 2013, the Fund incurred reimbursable expenses from the Manager for the Fund Shares and the Institutional Shares of $223,000 and $198,000, respectively, of which $176,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10%

================================================================================

48  | USAA REAL RETURN FUND

===============================================================================

    of the Institutional Shares' average net assets, plus out of pocket expenses. For the six-month period ended June 30, 2013, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $245,000 and $121,000, respectively.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund's Institutional Shares is one of 14 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of June 30, 2013, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                               OWNERSHIP %
------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                    3.6
USAA Target Retirement 2020 Fund                                      5.1
USAA Target Retirement 2030 Fund                                      6.5
USAA Target Retirement 2040 Fund                                      6.3
USAA Target Retirement 2050 Fund                                      2.9

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended June 30, 2013, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

following affiliated USAA Fund at the then-current market price with no brokerage commissions incurred.

                                                                                     NET REALIZED
                                                                   COST TO          GAIN (LOSS) TO
     SELLER                          PURCHASER                    PURCHASER             SELLER
--------------------------------------------------------------------------------------------------
USAA Real Return Fund          USAA Income Fund                   $3,000,000        $     324,000
USAA Real Return Fund          USAA Intermediate-Term Bond Fund    2,000,000              223,000
USAA Real Return Fund          USAA Managed Allocation Fund           70,000             (346,000)
USAA Real Return Fund          USAA Short-Term Bond Fund           2,000,000              253,000
USAA Managed Allocation Fund   USAA Real Return Fund                 370,000           (1,491,000)

================================================================================

50  | USAA REAL RETURN FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                             SIX-MONTH
                                           PERIOD ENDED          YEAR ENDED      PERIOD ENDED
                                              JUNE 30,           DECEMBER 31,    DECEMBER 31,
                                           --------------------------------------------------
                                              2013            2012          2011      2010***
                                           --------------------------------------------------
Net asset value at beginning of period     $ 10.52         $  9.84      $  10.02      $ 10.00
                                           --------------------------------------------------
Income (loss) from investment operations:
 Net investment income                         .12             .38           .34          .08(a)
 Net realized and unrealized gain (loss)      (.48)            .71          (.12)        (.00)(a),(b)
                                           --------------------------------------------------
Total from investment operations              (.36)           1.09           .22          .08(a)
                                           --------------------------------------------------
Less distributions from:
 Net investment income                        (.12)           (.32)         (.34)        (.06)
 Realized capital gains                          -            (.09)         (.06)           -
                                           --------------------------------------------------
Total distributions                           (.12)           (.41)         (.40)        (.06)
                                           --------------------------------------------------
Net asset value at end of period           $ 10.04         $ 10.52      $   9.84      $ 10.02
                                           ==================================================
Total return (%)*                            (3.42)          11.13          2.18          .78
Net assets at end of period (000)          $74,634         $70,209      $167,716     $115,893
Ratios to average net assets:**
 Expenses (%)(d)                               .85(c)          .85           .85          .85(c)
 Expenses, excluding reimbursements (%)(d)    1.45(c)         1.51          1.48         1.61(c)
 Net investment income (%)                    2.57(c)         3.14          3.50         3.33(c)
Portfolio turnover (%)                          27              24            24            2

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2013, average net assets were
    $75,110,000.
*** Fund Shares commenced operations on October 18, 2010.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) --INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                              SIX-MONTH
                                             PERIOD ENDED          YEAR ENDED      PERIOD ENDED
                                               JUNE 30,           DECEMBER 31,     DECEMBER 31,
                                             --------------------------------------------------
                                                 2013             2012        2011      2010***
                                             --------------------------------------------------
Net asset value at beginning of period        $ 10.53         $   9.85     $ 10.03       $10.00
                                             --------------------------------------------------
Income (loss) from investment operations:
 Net investment income                            .14              .32         .36          .09(a)
 Net realized and unrealized gain (loss)         (.49)             .79        (.12)         .00(a),(b),(e)
                                             --------------------------------------------------
Total from investment operations                 (.35)            1.11         .24          .09(a)
                                             --------------------------------------------------
Less distributions from:
 Net investment income                           (.13)            (.34)       (.36)        (.06)
 Realized capital gains                             -             (.09)       (.06)           -
                                             --------------------------------------------------
Total distributions                             (.13)             (.43)       (.42)        (.06)
                                             --------------------------------------------------
Net asset value at end of period             $  10.05         $  10.53     $  9.85      $ 10.03
                                             ==================================================
Total return (%)*                               (3.33)           11.38        2.38          .91
Net assets at end of period (000)            $276,277         $228,760     $46,694      $30,924
Ratios to average net assets:**
 Expenses (%)(c)                                 .65(d)            .65         .65          .65(d)
 Expenses, excluding reimbursements (%)(c)       .81(d)            .81         .76          .84(d)
 Net investment income (%)                      2.81(d)           3.58        3.71         3.33(d)
Portfolio turnover (%)                            27                24          24            2

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2013, average net assets were
    $245,475,000.
*** Institutional Shares commenced operations on October 18, 2010.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Reflects a net realized and unrealized gain per share, whereas the statement of operations for the period ended December 31, 2010, reflected a net realized and unrealized loss for the period. The difference in realized and unrealized gains and losses is due to the timing of sales and repurchases for the Institutional Shares in relation to fluctuating market values for the portfolio.

================================================================================

52  | USAA REAL RETURN FUND

================================================================================

EXPENSE EXAMPLE

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2013, through June 30, 2013.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be

================================================================================

                                                           Expense Example |  53

================================================================================

used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                           BEGINNING            ENDING          DURING PERIOD*
                                         ACCOUNT VALUE       ACCOUNT VALUE     JANUARY 1, 2013 -
                                        JANUARY 1, 2013      JUNE 30, 2013      JUNE 30, 2013
                                        --------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00            $  965.80          $4.14
Hypothetical
 (5% return before expenses)                1,000.00             1,020.58           4.26

INSTITUTIONAL SHARES
Actual                                      1,000.00               966.70           3.17
Hypothetical
 (5% return before expenses)                1,000.00             1,021.57           3.26

* Expenses are equal to the annualized expense ratio of 0.85% for Fund Shares and 0.65% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of (3.42)% for Fund Shares and (3.33)% for Institutional Shares for the six-month period of January 1, 2013, through June 30, 2013.

================================================================================

54  | USAA REAL RETURN FUND

================================================================================

ADVISORY AGREEMENT

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 30, 2013, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuance of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuance of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance,

================================================================================

                                                        ADVISORY AGREEMENT |  55

================================================================================

comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution,"

================================================================================

56  | USAA REAL RETURN FUND

================================================================================

was also considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and a high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end and no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any reimbursements -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, after reimbursements, were below the median of its expense group and its expense universe. The Board took

================================================================================

                                                        Advisory Agreement |  57

================================================================================

into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee. The Board also took into account the Manager's current undertakings to maintain expense limitations for the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and lower than its Lipper index for the one-year period ended December 31, 2012. The Board also noted that the Fund's percentile performance ranking was in the top 45% of its performance universe for the one-year ended December 31, 2012.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board including operating profit information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager has reimbursed a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct

================================================================================

58  | USAA REAL RETURN FUND

================================================================================

and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussions of the Fund's current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board also considered the fee waivers and expense reimbursement arrangements by the Manager. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's current Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's current advisory expenses are reasonable in relation to the services to be provided by the Manager; and
(v) the Manager and its affiliates' anticipated level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that the approval of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                        ADVISORY AGREEMENT |  59

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

 USAA                                                         --------------
       9800 Fredericksburg Road                                  PRSRT STD
       San Antonio, TX 78288                                   U.S. Postage
                                                                   PAID
                                                                   USAA
                                                              --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

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   94423-0813                                (C)2013, USAA. All rights reserved.


   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2013

By:*     /S/ JAMES G. WHETZEL
         -----------------------------------------------------------
         Signature and Title:  JAMES G. WHETZEL, Secretary

Date:     08/22/2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     08/26/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/23/2013
         ------------------------------

*Print the name and title of each signing officer under his or her signature.